Ikanos and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
The Company

The Company

Ikanos Communications, Inc. (Ikanos or the Company) was incorporated in the State of California in April 1999 and reincorporated in the State of Delaware in September 2005. The Company is a provider of silicon and integrated firmware for interactive multi-play broadband. The Company develops and markets end-to-end products that enable carriers to offer enhanced multi-play services, including voice, video and data. The Company has developed programmable, scalable chip architectures, which form the foundation for deploying and delivering multi-play services. Flexible communication processor architecture with wire-speed packet processing capabilities enables high-performance end user devices for distributing advanced services in the home. These products thereby support telecommunications services providers’ multi-play deployment plans to the digital home while keeping their capital and operating expenditures low and have been deployed by service providers in Asia, Europe and North America.

The accompanying consolidated financial statements of the Company have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

The Company

Ikanos Communications, Inc. (Ikanos or the Company) was incorporated in the State of California in April 1999 and reincorporated in the State of Delaware in September 2005. The Company is a provider of silicon and integrated firmware for interactive triple-play broadband. The Company develops and markets end-to-end products for the last mile and the digital home, which enable carriers to offer enhanced triple play services, including voice, video and data. The Company has developed programmable, scalable chip architectures, which form the foundation for deploying and delivering triple play services. Flexible communication processor architecture with wire-speed packet processing capabilities enables high-performance residential gateways for distributing advanced services in the home. These products thereby support telecommunications services providers’ triple play deployment plans to the digital home and have been deployed by service providers in Asia, Europe and North America.

The accompanying consolidated financial statements of the Company have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Liquidity

Liquidity

The Company incurred a net loss of $8.7 million and $21.8 million for the quarter and nine months ended September 29, 2013, respectively, and had an accumulated deficit of $317.5 million as of September 29, 2013. The Company incurred a net loss of $17.6 million for the year ended December 30, 2012 and had an accumulated deficit of $295.7 million as of December 30, 2012.

Further, the Company is reliant upon an existing revolving line of credit (Revolving Line) under its Loan and Security Agreement (Loan Agreement) with Silicon Valley Bank (SVB) to help fund its operations. This facility is subject to certain affirmative, negative and financial covenants. On February 19, 2013 these covenants were revised to reflect the Company’s then-current operating plan. The Company further amended the Loan Agreement effective August 8, 2013. The August 8, 2013 amendment to the Loan Agreement changed existing financial covenants relating to minimum cash held with SVB and Earnings Before Interest Taxes, Depreciation and Amortization (EBITDA) measurements. The Company is in compliance with all covenants as of September 29, 2013. However, based on the Company’s current forecast for the fiscal fourth quarter ending December 29, 2013, the Company anticipates that it will not be in compliance with the covenants contained in the amended Loan Agreement for the fiscal fourth quarter ending December 29, 2013. The Company is seeking additional financing to resolve this non-compliance and has filed a Registration Statement on Form S-1 (Form S-1) with the Securities and Exchange Commission (SEC) on August 23, 2013 covering the offer and sale of up to $30.0 million of its common stock.

Given current global macroeconomic conditions, the overall competitive climate of the industry the Company operates in, its current business plans and the ongoing decline in revenues, and if its revenues decline or operating costs increase, the Company may be unable to maintain compliance with one or more of the covenants in its Loan Agreement. This may require the Company to take other actions to generate adequate cash flows or earnings to ensure continued compliance and fund its future capital requirements. There can be no assurance that the Company will be in compliance with all of the covenants in the future, that the Company will be successful in raising additional capital or, if necessary, further amending the Loan Agreement. Should the Company not be successful in achieving these objectives, the Company may be required to renegotiate the covenants with SVB or seek alternative financing arrangements. As a result of the Company’s recurring losses from operations, its accumulated deficit, and the need to raise additional capital to remain in compliance with certain debt covenants and fund its operating and capital requirements there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

To achieve consistent profitability, the Company will need to generate and sustain higher revenue, while maintaining cost and expense levels appropriate and necessary for its business. The Company also intends to seek additional financing to support its capital requirements and to remain in compliance with certain loan covenants. The amount and timing of these future capital requirements will depend upon many factors including the Company’s rate of revenue growth, its ability to develop future revenue streams, the timing and extent of spending to support development efforts, the expansion of sales and marketing activities, the timing of introductions of new products and enhancements to existing products, the costs to ensure access to adequate manufacturing capacity and the continuing market acceptance of its products. There can be no assurance that sufficient debt or equity financing will be available at all or, if available, that such financing will be on terms and conditions acceptable to the Company. If the Company is unable to secure additional funds it will need to implement significant cost reduction strategies that could limit the Company’s development activities and impact its long-term business plan.

The Company continues to monitor its expected future performance and has the ability and intent to take additional cost reduction actions and enact other restructuring measures, if necessary, including, but not limited to, consolidating locations, reducing capital expenditures, reducing the number of development projects and reducing overall headcount to ensure sufficient profitability and liquidity. There can be no assurance that the Company’s plans will be successful in achieving its objectives or generating the additional savings and earnings contributions. Should the Company not be successful in achieving its objectives, the Company may be required to renegotiate the covenants with its lender, refinance the debt or secure funds through the issuance of additional equity or debt.

During fiscal 2012, the price of the Company’s common stock fell below NASDAQ’s $1.00 continued listing requirement. Since that time the price of the Company’s common stock has traded above $1.00 for more than 10 consecutive trading days and is, therefore, not currently subject to delisting. If the price were to fall below the requirement in the future for a specified period of time, the Company would again be subject to delisting and thereby could lose its eligibility for quotation on the NASDAQ. Given this and other market conditions, there can be no assurance that, should the Company need additional funds, sufficient debt or equity financing will be available at all or, if available, that such financing will be at terms and conditions acceptable to the Company.

The Company’s fiscal quarters end on the Sunday closest to the end of the applicable calendar quarter, except in a 53-week fiscal year, in which case the additional week falls into the fourth quarter of that fiscal year. There are 52 weeks in fiscal year 2013.

Liquidity

The Company incurred a net loss of $17.6 million, $7.5 million and $49.8 million for the years ended December 30, 2012, January 1, 2012 and January 2, 2011, and had an accumulated deficit of $295.7 million as of December 30, 2012.

During fiscal 2012, the price of the Company’s common stock fell below the $1.00 NASDAQ market listing requirement. Since that time the price of the Company’s common stock has traded above $1.00 for more than 10 consecutive trading days and is, therefore, not currently subject to delisting. If the price were to fall below the requirement in the future for a specified period of time, the Company would again be subject to delisting and thereby could lose its eligibility for quotation on the NASDAQ Capital Market. Given this and other market conditions, there can be no assurance that, should the Company need additional funds, sufficient debt or equity financing will be available at all or, if available, that such financing will be at terms and conditions acceptable to the Company.

Further, the Company is reliant upon an existing revolving line of credit (Revolving Line) with Silicon Valley Bank (SVB) to help fund its operations. This facility is subject to certain affirmative, negative and financial covenants. On February 19, 2013 these covenants were revised to reflect the Company’s then-current operating plan. The Company was in compliance with all of the covenants contained in the Loan Agreement as of June 30, 2013. However, the Company further amended the Loan Agreement effective August 8, 2013. The August 8, 2013 amendment to the Loan Agreement changed existing financial covenants relating to minimum cash held with SVB and Earnings Before Interest Taxes, Depreciation and Amortization (EBITDA) measurements. Based on the Company’s current forecast for the fiscal third quarter ending September 29, 2013, the Company anticipates that it will be in compliance with the covenants contained in the amended Loan Agreement for the fiscal third quarter. To remain in compliance thereafter, the Company intends to seek additional financing to support its capital requirements and the Company’s ability to remain in compliance with certain loan covenants.

Given current global macroeconomic conditions, the overall competitive climate of the industry the Company operates in, its current business plans, the decline in quarterly revenues, and if its projected revenues decline or operating costs increase, the Company may be unable to maintain compliance with one or more of the covenants in its Loan and Security Agreement (Loan Agreement) with Silicon Valley Bank (SVB). This may require the Company to take other actions to generate adequate cash flows or earnings to ensure continued compliance and fund its future capital requirements. There can be no assurance that the Company will be in compliance with all the covenants in the future, that the Company will be successful in raising additional capital or, if necessary, further amending the Loan Agreement. Should the Company not be successful in achieving these objectives, the Company may be required to renegotiate the covenants with SVB or seek alternative financing arrangements. As a result of the Company’s recurring losses from operations, its accumulated deficit, and the need to raise additional capital to remain in compliance with certain debt covenants and fund its operating and capital requirements there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

To achieve consistent profitability, the Company will need to generate and sustain higher revenue, while maintaining cost and expense levels appropriate and necessary for its business. The Company also intends to seek additional financing to support its capital requirements and to remain in compliance with certain loan covenants. The amount and timing of these future capital requirements will depend upon many factors including the Company’s rate of revenue growth, its ability to develop future revenue streams, the timing and extent of spending to support development efforts, the expansion of sales and marketing activities, the timing of introductions of new products and enhancements to existing products, the costs to ensure access to adequate manufacturing capacity and the continuing market acceptance of its products. There can be no assurance that sufficient debt or equity financing will be available at all or, if available, that such financing will be at terms and conditions acceptable to the Company. If the Company is unable to secure additional funds it will need to implement significant cost reduction strategies that could limit the Company’s development activities and impact its long-term business plan.

The Company continues to monitor its expected future performance and has the ability and intent to take additional cost reduction actions and enact other restructuring measures, if necessary, including, but not limited to, consolidating locations, reducing capital expenditures, reducing the number of development projects and reducing overall headcount to ensure sufficient profitability and liquidity. There can be no assurance that the Company’s plans will be successful in achieving its objectives or generating the additional savings and earnings contributions necessary to comply with the covenants. Should the Company not be successful in achieving its objectives, the Company may be required to renegotiate the covenants with the lenders, refinance the debt or secure funds through the issuance of additional equity or other similar activities.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

The Company’s fiscal year ends on the Sunday closest to December 31. The Company’s fiscal quarters end on the Sunday closest to the end of the applicable calendar quarter, except in a 53-week fiscal year, in which case the additional week falls into the fourth quarter of that fiscal year. There were 52 weeks in fiscal year 2012.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles (GAAP), the rules and regulations of the Securities and Exchange Commission (SEC) and accounting policies consistent with those applied in preparing the Company’s audited annual consolidated financial statements. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in accordance with these rules and regulations. The information in this Quarterly Report should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in its Registration Statement on Form S-1 filed on August 23, 2013.

In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring adjustments) necessary to a fair statement of the Company’s financial position, results of operations and cash flows for the interim periods presented. The operating results for the three and nine month periods ended September 29, 2013 are not necessarily indicative of the results that may be expected for the fiscal year ending December 29, 2013 or for any other future period.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions upon which it relies are reasonable based upon information available to it at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenue and expenses during the periods presented. To the extent that there are material differences between these estimates and actual results, the Company’s financial statements would be affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require the Company’s management’s judgment in its application. There are also areas in which the Company’s management’s judgment in selecting any available alternative would not produce a materially different result.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make certain estimates, judgments and assumptions for example relating to bad debt expense impairments. The Company believes that the estimates, judgments and assumptions upon which it relies are reasonable based upon information available to it at the time that these estimates, judgments and assumptions are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the financial statements as well as the reported amounts of revenue and expenses during the periods presented. To the extent there are material differences between these estimates and actual results, the Company’s financial statements would have been affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting any available alternative would not produce a materially different result.

Revenue Recognition

Revenue Recognition

In accordance with authoritative guidance revenue from sales of semiconductors is recognized upon shipment when persuasive evidence of an arrangement exists, the required firmware is delivered, legal title and risk of ownership has transferred, the price is fixed or determinable and collection of the resulting receivable is reasonably assured.

The Company records reductions to revenue for estimated product returns and pricing adjustments, such as competitive pricing programs and volume purchase incentives, in the same period that the related revenue is recorded. The amount of these reductions is based on historical sales returns, analysis of credit memo data, specific criteria included in volume purchase incentives agreements, and other factors known at the time. Additional reductions to revenue would result if actual product returns or pricing adjustments exceed our estimates.

In multi-element arrangements that include combination of semiconductor products with software that is essential to the hardware products functionality and undelivered software elements, the Company allocates revenue to all deliverables based on their relative selling prices. The Company allocates the arrangement consideration based on each element’s relative fair value using vendor-specific objective evidence, or VSOE, third-party evidence, or estimated selling prices, as the basis of fair value. The allocation of value to each element is derived based on management’s best estimate of selling price when vendor specific evidence or third party evidence is unavailable. Revenue is recognized for the accounting units when the basic revenue recognition criteria are met.

In such circumstances, the Company uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value, or VSOE, (ii) third-party evidence of selling price (“TPE”), and (iii) best estimate of the selling price (“ESP”). VSOE generally exists only when the Company sells the deliverable separately and is the price actually charged by the Company for that deliverable. ESPs reflect the Company’s best estimates of what the selling prices of elements would be if they were sold regularly on a stand-alone basis.

Cash, Cash Equivalents and Investments

Cash, Cash Equivalents and Investments

The Company considers all highly liquid investments with an original maturity of 90 days or less at the date of purchase to be cash equivalents. Short-term investments consist of highly liquid securities with original maturities in excess of 90 days. Non-liquid investments with original maturities in excess of one year are classified as long term.

The Company classifies marketable securities as available-for-sale at the time of purchase and re-evaluates such designation as of each consolidated balance sheet date. As of December 30, 2012 the Company’s short-term investments consisted solely of certificates of deposit. In prior years marketable securities have included commercial paper, corporate bonds, government securities and auction rate securities. Marketable securities are reported at fair value with the related unrealized gains and losses included in accumulated other comprehensive income (loss), a component of stockholders’ equity. Realized gains or losses on the sale of marketable securities are determined using the specific-identification method. For all investments in debt and equity securities, unrealized losses are evaluated to determine if they are other than temporary. For investments in equity securities, unrealized losses that are considered to be other than temporary are considered impairment losses and recognized as a component of interest income and other, net, in the statements of operations. For investments in debt securities, if the fair value of a debt security is less than its amortized cost basis, the Company assesses whether the impairment is other than temporary. An impairment is considered other than temporary if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its entire amortized cost basis, or (iii) the Company does not expect to recover the entire amortized cost of the security. If impairment is considered other than temporary based on conditions (i) and (ii), the entire difference between the amortized cost and the fair value of the security is recognized in earnings. If an impairment is considered other than temporary based on condition (iii), the amount representing credit losses, defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the debt security, will be recognized in earnings and the amount relating to all other factors will be recognized in other comprehensive income. The Company evaluates both qualitative and quantitative factors such as duration and severity of the unrealized loss, credit ratings, prepayment speeds, defaults and loss rates of the underlying collateral, structure and credit enhancements to determine if a credit loss may exist.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of certain of the Company’s financial instruments including, cash and cash equivalents, investments, accounts receivables, accounts payable and accrued liabilities, approximate fair value due to their relatively short maturity periods.

Inventory

Inventory

Inventory is stated at the lower of cost or market. Cost is determined by the first-in, first-out method and market represents the estimated net realizable value. The Company records inventory write-downs for estimated obsolescence of unmarketable inventory based upon assumptions about future demand and market conditions. Additionally, the Company specifically reduces inventory to the lower of cost or market if pricing trends or forecasts indicate that the carrying value of inventory exceeds its estimated selling price. Once inventory is written down, a new accounting basis is established and, accordingly, is not written back up in future periods.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the term of the lease. All repairs and maintenance costs are expensed as incurred.

The depreciation and amortization periods for property and equipment categories are as follows:

Computer equipment	2 to 3 years
Furniture and fixtures	4 years
Machinery and equipment	3 to 7 years
Software	3 to 7 years

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. Intangible assets resulting from the acquisitions of entities accounted for using the purchase method of accounting are estimated by management based on the fair value of assets received. Identifiable intangible assets are comprised of existing and core technology, patents, order backlog, customer relationships, trademarks and other intangible assets. Identifiable intangible assets that have finite useful lives are being amortized over their useful lives. In accordance with authoritative guidance, goodwill is not amortized. Rather, goodwill is subject to at least an annual assessment for impairment (more frequently if certain indicators are present) by applying a fair-value based test. In the event that management determines that the value of goodwill has become impaired, the Company will incur an accounting charge for the amount of impairment during the period in which the determination is made. As of December 30, 2012, the Company has no goodwill due to the economic events that occurred during the third quarter of 2010. At that time the Company performed an assessment for impairment of intangibles and goodwill and wrote down goodwill and intangibles by $8.6 million and $12.8 million, respectively. Goodwill was fully written off while intangibles were written down to $6.7 million. See Note 2—Operating Asset Impairments.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on expected undiscounted cash flows attributable to that asset. The amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. There was no material impairment recorded in fiscal 2012 and 2011. See Note 2—Operating Asset Impairments.

Software Development Costs

Software Development Costs

Software development costs are capitalized beginning when technological feasibility has been established and ending when a product is available for general release to customers. To date, the period between achieving technological feasibility and the issuing of such software has been short and software development costs qualifying for capitalization have been insignificant.

Research and Development

Research and Development

Research and development costs consist primarily of compensation and related costs for personnel as well as costs related to software tools, mask tooling expenses, materials, supplies and equipment depreciation. All research and development costs are expensed as incurred.

Advertising Costs		Advertising Costs Advertising costs are expensed as incurred. To date, advertising costs have been insignificant
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash, cash equivalents, accounts receivable and short-term investments. Cash and cash equivalents and short-term investments are held with a limited number of financial institutions. Deposits and short-term investments held with these financial institutions may exceed the amount of insurance provided on such deposits and short-term investments. Management believes that the financial institutions that hold the Company’s deposits and short-term investments are credit worthy and, accordingly, minimal credit risk exists with respect to those accounts. As of September 29, 2013, the Company has short-term investments consisting solely of certificates of deposit. All investments were classified as available-for-sale. The Company does not hold or issue financial instruments for trading purposes.

Credit risk with respect to accounts receivable is concentrated due to the number of large orders placed by a small number of customers recorded in any particular reporting period. Three customers represented 42%, 13% and 12% of accounts receivable at September 29, 2013. Two customers represented 22% and 20% of accounts receivable at December 30, 2012. Four customers accounted for 32%, 11%, 11% and 10% of revenue for the three months ended September 29, 2013. Three customers accounted for 25%, 14% and 10% of revenue for the nine months ended September 29, 2013. Three customers accounted for 22%, 14%, and 10% of revenue for the three months ended September 30, 2012. Four customers accounted for 19%, 12%, 11% and 10% of revenue for the nine months ended September 30, 2012.

In the fiscal third quarter of 2013, the Company derived 32% of its revenue from Sagemcom and an additional 3% of its revenue from Askey Computer Corporation, a Sagemcom contractor. In the first nine months of fiscal 2013, the Company derived 25% of its revenue from Sagemcom and an additional 16% of its revenue from two Sagemcom contract manufacturers – Askey Computer Corporation (14%) and Jabil Industrial do Brasil Ltda. (2%).

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash, cash equivalents, accounts receivable and, in prior years, investments. Cash and cash equivalents are held with a limited number of financial institutions. Deposits held with these financial institutions may exceed the amount of insurance provided on such deposits. Management believes that the financial institutions that hold the Company’s deposits are credit worthy and, accordingly, minimal credit risk exists with respect to those deposits. As of December 30, 2012 the Company’s short-term investments consisted solely of certificates of deposit. As noted above, in prior years marketable securities have included commercial paper, corporate bonds, government securities and auction rate securities. All investments were classified as available-for-sale. The Company does not hold or issue financial instruments for trading purposes.

Credit risk with respect to accounts receivable is concentrated due to the number of large orders recorded in any particular reporting period. Two customers represented 22% and 20% of accounts receivable at December 30, 2012. Three customers represented 33%, 18% and 18% of accounts receivable at January 1, 2012. Three customers represented 19%, 13% and 12% of revenue for the year ended December 30, 2012. Two customers represented 20% and 10% of revenue for the year ended January 1, 2012. Two customers represented 18% and 15% of revenue for the year ended January 2, 2011.

Concentration of Other Risk

Concentration of Other Risk

The semiconductor industry is characterized by rapid technological change, competitive pricing pressures and cyclical market patterns. The Company’s results of operations are affected by a wide variety of factors, including general economic conditions; economic conditions specific to the semiconductor industry; demand for the Company’s products; the timely introduction of new products; implementation of new manufacturing technologies; manufacturing capacity; the availability of materials and supplies; competition; the ability to safeguard patents and intellectual property in a rapidly evolving market; and reliance on assembly and wafer fabrication subcontractors and on independent distributors and sales representatives. As a result, the Company may experience substantial period-to-period fluctuations in future periods due to the factors mentioned above or other factors.

Concentration of Other Risk

The semiconductor industry is characterized by rapid technological change, competitive pricing pressures and cyclical market patterns. The Company’s results of operations are affected by a wide variety of factors, including general economic conditions; economic conditions specific to the semiconductor industry; demand for the Company’s products; the timely introduction of new products; implementation of new manufacturing technologies; manufacturing capacity; the availability of materials and supplies; competition; the ability to safeguard patents and intellectual property in a rapidly evolving market; and reliance on assembly and wafer fabrication subcontractors and on independent distributors and sales representatives. As a result, the Company may experience substantial period-to-period fluctuations in future periods due to the factors mentioned above or other factors.

Warranty

Warranty

The Company generally warrants its products against defects in materials and workmanship and non-conformance to its specifications for varying lengths of time, generally one year. If there is a material increase in customer claims compared with historical experience, or if costs of servicing warranty claims are greater than expected, the Company may record additional charges against cost of revenue.

Net Loss per Share

Net Loss per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net loss per share as their inclusion is anti-dilutive. The calculation of basic and diluted net loss per share is as follows (in thousands, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 29, 2013	September 30, 2012	September 29, 2013	September 30, 2012
Net loss	$(8,665)	$(6,357)	$(21,754)	$(13,061)

Weighted average number of shares, basic and diluted outstanding	71,662	69,788	71,086	69,555

Basic and diluted net loss per share	$(0.12)	$(0.09)	$(0.31)	$(0.19)

The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would have been anti-dilutive (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2013	September 30, 2012	September 29, 2013	September 30, 2012
Anti-dilutive securities:
Warrants to purchase common stock	7,800	7,800	7,800	7,800
Weighted average restricted stock units	34	228	42	236
Weighted-average options to purchase common stock	18,407	14,654	17,553	12,793

	26,241	22,682	25,395	20,829

Net Loss per Share

Basic net loss per share is computed using the weighted-average number of common shares outstanding during the period. The calculation of basic and diluted net loss per common share is as follows (in thousands, except per share amounts):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Net loss	$(17,585)	$(7,497)	$(49,763)

Weighted average shares outstanding	69,701	68,656	56,713

Basic and diluted net loss per share	$(0.25)	$(0.11)	$(0.88)

The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would have been anti-dilutive (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Anti-dilutive securities:
Warrants to purchase common stock	7,800	4,280	341
Weighted average restricted stock and restricted stock units	205	553	1,064
Weighted average options to purchase common stock	13,777	11,333	8,590

	21,782	16,166	9,995

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method, whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. In addition, the calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations. In accordance with authoritative guidance, the Company recognizes liabilities for uncertain tax positions based on the two-step process prescribed within the interpretation. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Recent Accounting Pronouncements	Recent Accounting Pronouncements There have been no recent accounting pronouncements issued during the first three fiscal quarters of 2013 that are expected to affect the Company.

Recent Accounting Pronouncements

In January 2010, the FASB issued updated guidance related to fair value measurements and disclosures, which requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, in the reconciliation for fair value measurements using significant unobservable inputs, or Level 3, a reporting entity should disclose separately information about purchases, sales, issuances and settlements (that is, on a gross basis rather than one net number). The updated guidance also requires that an entity should provide fair value measurement disclosures for each class of assets and liabilities and disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 fair value measurements. The updated guidance is effective for interim or annual financial reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The adoption of the updated guidance did not have a material impact on our consolidated financial position, results of operations or cash flows.

In May 2011, the Financial Accounting Standards Board (FASB) issued updated accounting guidance to amend existing requirements for fair value measurements and disclosures. The guidance expands the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value but whose fair value must be disclosed. It also clarifies and expands upon existing requirements for fair value measurements of financial assets and liabilities as well as instruments classified in shareholders’ equity. The guidance is effective for annual and interim periods beginning after December 15, 2011. The Company does not have any Level 3 financial instruments and, therefore, the implementation of this guidance did not have any impact on the Company’s consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued guidance concerning the presentation of Comprehensive Income in the financial statements. Entities will have the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. The disclosure requirements are effective for annual and interim periods beginning after December 15, 2011 and should be retrospectively applied. The implementation of this guidance has not had any impact on the Company’s consolidated financial position, results of operations or cash flows.

There has been no accounting pronouncement issued during fiscal 2012 that is expected to affect the Company.

Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

The Company’s significant accounting policies are described in Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form S-1 and have not changed materially as of September 29, 2013.